Balance sheet - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Intangible assets	kr 51,416	kr 43,171
Property, plant and equipment	66,671	55,362
Investments in associated companies	327	525
Deferred income tax assets	13,427	8,672
Other receivables and prepayments	206	267
Other financial assets	1,016	916
Total non-current assets	133,063	108,913
Inventories	24,388	19,621
Trade receivables	50,560	40,643
Tax receivables	940	1,119
Other receivables and prepayments	6,005	5,037
Marketable securities	10,921	6,765
Derivative financial instruments	2,727	1,690
Cash at bank	12,653	10,720
Total current assets	108,194	85,595
Total assets	241,257	194,508
Equity and liabilities
Share capital	456	462
Treasury shares	(6)	(6)
Retained earnings	80,587	72,004
Other reserves	2,449	(1,714)
Total equity	83,486	70,746
Borrowings	24,318	12,961
Deferred income tax liabilities	7,061	5,271
Retirement benefit obligations	762	1,280
Other liabilities	100	360
Provisions	4,590	4,374
Total non-current liabilities	36,831	24,246
Borrowings	1,466	13,684
Trade payables	15,587	8,870
Tax payables	7,091	3,658
Other liabilities	23,606	19,600
Derivative financial instruments	2,903	2,184
Provisions	70,287	51,520
Total current liabilities	120,940	99,516
Total liabilities	157,771	123,762
Total equity and liabilities	kr 241,257	kr 194,508